Derivative Financial Instruments	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments
19.	DERIVATIVE FINANCIAL INSTRUMENTS

The Company is party to an International Swaps and Derivatives Association, Inc. (ISDA) 2002 master agreement with an investment and financial services company to hedge the commodity price risk associated with various commodities.
As at
March 31, 2024 and March 31, 2023, the Company had no outstanding hedging agreements. The commodity contracts to hedge the NYMEX price of the hot rolled coil price of steel are derivatives, which are designated as cash flow hedges for which hedge effectiveness is measured for the duration of the agreements and therefore carried at fair value through other comprehensive income or loss. As of March 31, 2024 and March 31, 2023, the company had no outstanding steel derivative contracts and as a result, the fair value liability was nil.
The cumulative amount of gains and losses on cash flow hedging instruments assessed as effective are presented in the cash flow hedge reserve through other comprehensive income or loss and is recognized in profit or loss only when the hedged transaction impacts the profit or loss, or is included directly in the initial cost or other carrying amount of the hedged non-financial
items (basis adjustment).
During the year ended March 31, 2023, the realized income resulting from the steel hedge of $9.3 million, was subsequently reclassified from Other Comprehensive Income and recognized in revenue.
The movements in the cash flow hedge reserve for the period as a component of accumulated other comprehensive income is as follows:

	March 31, 2024	March 31, 2023

Opening balance	$-	$24.7

Income arising on changes in fair value of cash flow hedges, net of tax expense of nil and $7.8 million , respectively	-	(34.0)

Loss reclassified to net income	-	9.3

Income on cash flow hedges, recognized in Cash Flow Hedge Reserve in Other Comprehensive Income	-	(24.7)

Ending balance	$-	$-